Consolidated Statements of Changes in Equity - PEN (S/) S/ in Thousands	Number of shares	Capital	Legal reserve	Voluntary reserve	Share premium	Other reserves	Accumulated results	Total	Non-controlling interest	Total
Balance at Dec. 31, 2020		S/ 871,918	S/ 132,011	S/ 29,974	S/ 1,131,574	S/ (174,793)	S/ (738,822)	S/ 1,251,862	S/ 329,930	S/ 1,581,792
Balance (in Shares) at Dec. 31, 2020	871,918
(Loss) profit for the year							(141,770)	(141,770)	39,954	(101,816)
Foreign currency translation adjustment						(5,230)		(5,230)	221	(5,009)
Reclassification from other comprehensive income to profit and loss
Exchange difference from net investment in a foreign operation						(425)		(425)	(3)	(428)
Comprehensive income of the year						(5,655)	(141,770)	(147,425)	40,172	(107,253)
Transactions with shareholders:
Dividend distribution									(42,974)	(42,974)
Acquisition of (profit distribution to) non-controlling interests, net									(27,104)	(27,104)
Capital increase
Additional acquisition of non-controlling						46,477		46,477	(46,477)
Deconsolidation Adexus S.A.							52,131	52,131		52,131
Reclasification of PUT option Morelco						65,342	(65,342)
Dilution of non-controlling shareholders									(582)	(582)
Total transactions with shareholders						111,819	(13,211)	98,608	(117,137)	(18,529)
Balance at Dec. 31, 2021		871,918	132,011	29,974	1,131,574	(68,629)	(893,803)	1,203,045	252,965	1,456,010
Balance (in Shares) at Dec. 31, 2021	871,918
(Loss) profit for the year							(451,151)	(451,151)	89,097	(362,054)
Foreign currency translation adjustment						(20,814)		(20,814)	(97)	(20,911)
Reclassification from other comprehensive income to profit and loss						(7,461)		(7,461)		(7,461)
Exchange difference from net investment in a foreign operation						(287)		(287)	(2)	(289)
Comprehensive income of the year						(28,562)	(451,151)	(479,713)	88,998	(390,715)
Transactions with shareholders:
Dividend distribution									(19,847)	(19,847)
Acquisition of (profit distribution to) non-controlling interests, net									(36,879)	(36,879)
Capital increase
Capital increase for bond’s conversion		325,062			10,518			335,580		335,580
Capital increase for bond’s conversion (in Shares)	325,062
Dilution of non-controlling shareholders							2,592	2,592	(735)	1,857
Total transactions with shareholders		325,062			10,518		2,592	338,172	(57,461)	280,711
Total transactions with shareholders (in Shares)	325,062
Balance at Dec. 31, 2022		1,196,980	132,011	29,974	1,142,092	(97,191)	(1,342,362)	1,061,504	284,502	1,346,006
Balance (in Shares) at Dec. 31, 2022	1,196,980
(Loss) profit for the year							84,599	84,599	56,522	141,121
Foreign currency translation adjustment						28,918		28,918	138	29,056
Reclassification from other comprehensive income to profit and loss
Exchange difference from net investment in a foreign operation						(167)		(167)	(1)	(168)
Comprehensive income of the year						28,751	84,599	113,350	56,659	170,009
Transactions with shareholders:
Dividend distribution									(102,033)	(102,033)
Acquisition of (profit distribution to) non-controlling interests, net									(13,678)	(13,678)
Capital increase		174,985			(88,000)			86,985		86,985
Capital increase (in Shares)	174,985
Reserve reclassification			(132,011)	(29,974)	(1,054,092)		1,216,077
Dilution of non-controlling shareholders							538	538	(538)
Total transactions with shareholders		174,985	(132,011)	(29,974)	(1,142,092)		1,216,615	87,523	(116,249)	(28,726)
Total transactions with shareholders (in Shares)	174,985
Balance at Dec. 31, 2023		S/ 1,371,965				S/ (68,440)	S/ (41,148)	S/ 1,262,377	S/ 224,912	S/ 1,487,289
Balance (in Shares) at Dec. 31, 2023	1,371,965